ASSETS HELD FOR SALE AND INVENTORIES, NET - Balance of assets held for sale (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	$ 124,395	$ 345,423
Impairment	(3,366)	(8,727)
Non-current assets held for sale [member]
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	124,395	345,423
Cost	127,761	354,150
Impairment	(3,366)	(8,727)
Non-current assets held for sale [member] | Colombia
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	64,527	32,710
Cost	66,039	34,535
Impairment	(1,512)	(1,825)
Non-current assets held for sale [member] | Panama
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	52,103	85,725
Cost	53,680	88,198
Impairment	(1,577)	(2,473)
Non-current assets held for sale [member] | EL SALVADOR
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	6,190	1,762
Cost	6,333	1,800
Impairment	(143)	(38)
Non-current assets held for sale [member] | Guatemala
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	1,575	1,487
Cost	1,709	1,487
Impairment	(134)	0
Non-current assets held for sale [member] | Others
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	223,739
Cost	0	228,130
Impairment	0	(4,391)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member]
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	112,789	92,052
Cost	115,618	95,045
Impairment	(2,829)	(2,993)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Colombia
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	61,973	29,562
Cost	63,417	30,472
Impairment	(1,444)	(910)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Panama
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	43,940	59,241
Cost	45,068	61,286
Impairment	(1,128)	(2,045)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | EL SALVADOR
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	5,301	1,762
Cost	5,424	1,800
Impairment	(123)	(38)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Guatemala
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	1,575	1,487
Cost	1,709	1,487
Impairment	(134)	0
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Others
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	0
Cost	0	0
Impairment	0	0
Machinery [member] | Non-current assets held for sale [member]
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	4,799	5,556
Cost	5,270	6,155
Impairment	(471)	(599)
Machinery [member] | Non-current assets held for sale [member] | Colombia
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	2,554	2,696
Cost	2,622	3,065
Impairment	(68)	(369)
Machinery [member] | Non-current assets held for sale [member] | Panama
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	2,245	2,860
Cost	2,648	3,090
Impairment	(403)	(230)
Machinery [member] | Non-current assets held for sale [member] | EL SALVADOR
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	0
Cost	0	0
Impairment	0	0
Machinery [member] | Non-current assets held for sale [member] | Guatemala
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	0
Cost	0	0
Impairment	0	0
Machinery [member] | Non-current assets held for sale [member] | Others
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	0
Cost	0	0
Impairment	0	0
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member]
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	6,807	24,076
Cost	6,873	24,820
Impairment	(66)	(744)
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Colombia
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	452
Cost	0	998
Impairment	0	(546)
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Panama
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	5,918	23,624
Cost	5,964	23,822
Impairment	(46)	(198)
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | EL SALVADOR
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	889	0
Cost	909	0
Impairment	(20)	0
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Guatemala
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	0
Cost	0	0
Impairment	0	0
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Others
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	0
Cost	0	0
Impairment	$ 0	0
Investments held for sale [Member] | Non-current assets held for sale [member]
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		19,128
Cost		19,128
Impairment		0
Investments held for sale [Member] | Non-current assets held for sale [member] | Colombia
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		0
Cost		0
Impairment		0
Investments held for sale [Member] | Non-current assets held for sale [member] | Panama
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		0
Cost		0
Impairment		0
Investments held for sale [Member] | Non-current assets held for sale [member] | EL SALVADOR
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		0
Cost		0
Impairment		0
Investments held for sale [Member] | Non-current assets held for sale [member] | Guatemala
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		0
Cost		0
Impairment		0
Investments held for sale [Member] | Non-current assets held for sale [member] | Others
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		19,128
Cost		19,128
Impairment		0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member]
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		204,611
Cost		209,002
Impairment		(4,391)
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | Colombia
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		0
Cost		0
Impairment		0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | Panama
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		0
Cost		0
Impairment		0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | EL SALVADOR
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		0
Cost		0
Impairment		0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | Guatemala
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		0
Cost		0
Impairment		0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | Others
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale		204,611
Cost		209,002
Impairment		$ (4,391)